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HEITMAN REAL ESTATE FUND


                                        Rule 497(j)
                                        File No. 33-24611
                                        File No. 811-5659

                                        May 2, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:  Heitman Securities Trust
               Post-Effective Amendment No. 11 to
               Registration Statement on Form N-1A
               File No. 33-24611
               File No. 811-5659
               CIK No. 0000840084

Ladies and Gentlemen:

      On behalf of the Heitman Securities Trust (the "Fund") and pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A (the "Registration Statement") and (ii) Post-Effective Amendment No. 11 is the most recent amendment to the Registration Statement and was filed electronically on April 28, 1997.

      All questions and comments should be addressed to the undersigned at Rodney Square Management Corporation, Rodney
Square  North,  1100  North Market Street,  Wilmington,  Delaware
19890-0001, phone number: (302) 651-1553.

                                        Sincerely,

                                        /s/ Laurie Brooks
                                        Laurie V. Brooks
                                        Assistant Secretary
cc:  Nancy B. Lynn
       Peter T. Fariel, Esq.

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